2. COMMITMENTS (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 07, 2014 Subsequent Event [Member]	Jun. 30, 2014 Richard E. Forkey	Jun. 30, 2013 Richard E. Forkey	Jul. 07, 2014 Schumsky Subsequent Event [Member]	Jul. 07, 2014 MHW Capital Partners Subsequent Event [Member]
Rent expense	$ 68,232	$ 64,627		$ 108,000	$ 108,000
Future minimum rental payments under all operating leases for fiscal year 2015	13,178
Future minimum rental payments under all operating leases for thereafter	776
Common stock sold, shares issued			1,717,152			83,343	125,000
Proceeds from sale of stock			1,030,291
Common stock sold, value		$ 2,191,118				$ 50,000	$ 75,000